PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
PROPERTY AND EQUIPMENT [Text Block]

10. PROPERTY AND EQUIPMENT

During the years ended December 31, 2021 and 2020 depreciation of $56 (2020 - $27) has been included in project and royalty generation costs.

	Computer	Field	Office	Building	Land	Total

Cost
As at December 31, 2019	$110	$162	$2	$723	$419	$1,416
Additions	-	165	-	-	-	165
Disposals and derecognition	(59)	(5)	-	-	-	(64)
As at December 31, 2020	51	322	2	723	419	1,517
Additions	-	206	-	-	-	206
As at December 31, 2021	$51	$528	$2	$723	$419	$1,723

Accumulated depreciation
As at December 31, 2019	$110	$80	$2	$580	$-	$772
Additions	-	37	-	26	-	63
Disposals and derecognition	(59)	(5)	-	-	-	(64)
As at December 31, 2020	$51	$112	$2	$606	$-	$771
Additions	-	77	-	25	-	102
As at December 31, 2021	$51	$189	$2	$631	$-	$873

Net book value
As at December 31, 2020	$-	$210	$-	$117	$419	$746
As at December 31, 2021	$-	$339	$-	$92	$419	$850